Series A-1 and Series B Tranche Rights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Series A-1 and Series B Tranche Rights liability
A rollforward of the Series B Tranche Rights liability for the nine months ended September 30, 2020 is as follows (in thousands):

SERIES B TRANCHE RIGHTS
Balance at December 31, 2019	$1,876
Change in fair value	11,256
Reclassification of Series B Tranche Rights upon settlement	(13,132)

Balance at September 30, 2020	$—

A rollforward of the Series A-1 and Series B Tranche Rights liability for the years ended December 31, 2018 and 2019 is as follows (in thousands):

	SERIES A-1 TRANCHE RIGHTS	SERIES B TRANCHE RIGHTS
Balance at December 31, 2017	$363	$—
Change in fair value	(363)	—

Balance at December 31, 2018	—	—
Change in fair value	—	—
Issuance of Series B tranche rights liability	—	1,876

Balance at December 31, 2019	$—	$1,876